Share-Based Compensation - Summary of Outstanding Number of Shares for the Share Based Compensation of Board Members (Details) - Outstanding RSUs - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of awards	19,500	44,996
Granted (shares)	39,800	22,750
Vested (shares)	(19,500)	(44,996)
Forfeited (shares)		(3,250)
Number of awards	39,800	19,500